Stock Options - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended	12 Months Ended
	Sep. 16, 2020	Mar. 07, 2018	May 01, 2016	May 01, 2015	Aug. 22, 2012	Dec. 31, 2011	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, restricted stock award, net of forfeitures		2,000,000
Common Stock, Par or Stated Value Per Share		$ 0.001					$ 0.001	$ 0.001
Allocated Share-based Compensation Expense							$ 10,203	$ 3,003	$ 4,305
Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage		60.00%
Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage		40.00%
Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage		40.00%
2012 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, restricted stock award, net of forfeitures				729,000
Share-based compensation arrangement by share-based payment award, options, grants in period, net of forfeitures				1,341,000
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price				$ 4.98
Share-based compensation arrangement by share-based payment award, expiration date				Apr. 30, 2023
Share-based compensation arrangement by share-based payment award, plan modification, description and terms							the board of directors approved that an additional 30% of the Options to be vested on December 16, 2016, and restrictions of an additional 30% of the Restricted Shares were removed on December 16, 2016. On April 25, 2018, the board of directors approved that all remaining unvested Options and Restricted Shares that were granted on May 1, 2015 were fully vested on April 25, 2018.
2012 Plan | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage			20.00%
2020 ESOP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross								0	0
Exercise price of options vested, granted to officers and employees	$ 12,000
Share-based compensation arrangement by share-based payment Award, options vesting period	8 years
Expected volatility							73.22%
Expected life							2 years
Risk-free interest rate							2.72%
Dividend rate							0.00%
2020 ESOP | Maximum [Member] | Sinovac LS
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of equity interest right to purchase upon exercise of stock options	15.00%
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, percentage of outstanding Stock maximum							10.00%
Share-based compensation arrangement by share-based payment award, options, grants in period, gross						767,000
Share-based compensation arrangement by share-based payment award, fair value assumptions, exercise Price						$ 2.37
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value							$ 0	$ 0	$ 1,135
Stock options | 2012 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized					4,000,000
Share-based compensation arrangement by share-based payment award, options, exercises in period, intrinsic value							598
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options							$ 0
Stock options | 2012 Plan | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, expiration period					10 years
Stock options | 2003 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant							42,800
Share based compensation arrangements by share Based payment award options vesting rights percentage							10.00%
Share-based compensation arrangement by share-based payment award, options, exercises in period, intrinsic value							$ 0	$ 27	$ 426
Stock options | 2003 Plan | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, expiration period							10 years
Stock options | 2020 ESOP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value of options issued							$ 7,200
Share-based compensation arrangement by share-based payment award, options, exercises in period, intrinsic value							$ 3,000
Stock options | 2020 ESOP | Sinovac LS
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of equity upon exercise of options							15.00%
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Par or Stated Value Per Share				$ 0.001
Restricted Stock | 2012 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options							$ 6,555
Employee service Share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition							26 months